Divestiture of a Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Sep. 30, 2010
Divestiture of a Subsidiary (Textuals) [Abstract]
Percentage of Company's Stake divested in Longshine Information Technology Company Ltd., its Chinese subsidiary	81.00%
Proceeds from divestiture of subsidiary	$ 26,730
Loss from divestiture of a subsidiary		23,399
Subsidiaries [Member]
Divestiture of a Subsidiary (Textuals) [Abstract]
Loss from divestiture of a subsidiary		$ 23,399